Note 11 - Stock Incentive Plan (Details Textual)											7 Months Ended	12 Months Ended
	Nov. 16, 2020 shares	Nov. 16, 2019	Jul. 01, 2019 shares	Nov. 21, 2018 shares	Nov. 01, 2018 shares	Jul. 01, 2018	Nov. 02, 2017 shares	Nov. 01, 2017	Nov. 03, 2016 shares	Jul. 31, 2014 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	May 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											25,090
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period
Share-based Payment Arrangement, Expense | $												$ 137,517
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period												0
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										2,500,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term										10 years
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member]
Number of Shares of Subsidiary Convert to Each Parent Share										5
Number of Key People Issued Awards									19
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									82,080
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					48,048
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Officers and Directors [Member] | Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			57,700
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					34,032
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Eurobulk Employees [Member] | Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			42,570
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							100,270
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member] | Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
May 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													150,000
May 2018 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards				18
May 2018 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member] | Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	14,434
May 2018 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member] | Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	10,656
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				25,090
Number of Key People Issued Awards							18
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member] | Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member] | Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2014 Plan and May 2018 Plan [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $											$ 241,339	$ 241,339
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition												1 year 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $												$ 254,413